VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—39.9%
U.S. Treasury Bonds
1.875%, 2/15/51	$12,077	$6,898
4.750%, 5/15/55	2,525	2,533
U.S. Treasury Inflation Indexed Note 1.625%, 10/15/29	7,231	7,374
U.S. Treasury Notes
3.875%, 7/15/28	17,538	17,652
3.625%, 9/30/30	10,790	10,735
4.250%, 8/15/35(1)	3,921	3,953
Total U.S. Government Securities (Identified Cost $48,851)		49,145

Mortgage-Backed Securities—35.1%
Agency—35.1%
Federal Home Loan Mortgage Corp. REMIC 5304, UB 4.000%, 2/25/52	115	108
Federal Home Loan Mortgage Corporation
Pool #A95259 4.000%, 12/1/40	198	194
Pool #Q42921 3.500%, 9/1/46	300	281
Pool #Q53881 4.500%, 1/1/48	149	147
Pool #QA4766 3.500%, 11/1/49	248	233
Pool #QE1443 4.000%, 5/1/52	161	153
Pool #QE1985 4.500%, 5/1/52	213	207
Pool #QE2366 5.000%, 5/1/52	60	60
Pool #QE4826 4.500%, 7/1/52	294	286
Pool #QE9908 5.500%, 9/1/52	137	140
Pool #QF3223 5.000%, 11/1/52	104	104
Pool #QF8190 6.000%, 2/1/53	199	205
Pool #QF8551 5.500%, 3/1/53	90	91
Pool #QF8817 6.000%, 3/1/53	163	167
Pool #QG6239 5.000%, 7/1/53	240	239
Pool #QJ5568 6.000%, 9/1/54	1,004	1,030
Pool #RA2579 3.000%, 5/1/50	1,447	1,276
Pool #RA2622 3.000%, 5/1/50	896	789
Pool #RA6996 2.500%, 3/1/47	337	288
Pool #RA8285 4.500%, 10/1/47	428	419
Pool #SD0164 3.500%, 12/1/49	61	57
	Par Value	Value

Agency—continued
Pool #SD1218 4.000%, 7/1/49	$2,591	$2,491
Pool #SD1618 5.000%, 9/1/52	377	377
Pool #SD3303 3.000%, 2/1/50	759	668
Pool #SD3993 5.500%, 9/1/53	894	911
Pool #SD5272 6.000%, 5/1/54	695	717
Pool #SD7310 4.500%, 10/1/53	3,449	3,407
Pool #SD7503 3.500%, 8/1/49	773	720
Pool #SD8222 4.000%, 6/1/52	804	760
Pool #SD8238 4.500%, 8/1/52	757	739
Pool #SD8246 5.000%, 9/1/52	3,540	3,528
Pool #SI2061 3.500%, 9/1/50	480	441
Pool #WN2149 2.050%, 11/1/28	983	930
Pool #ZM5226 3.500%, 12/1/47	161	148
Pool #ZT2423 4.000%, 12/1/48	131	126
Federal National Mortgage Association
Pool #AB3692 4.000%, 10/1/41	183	177
Pool #AB3878 4.000%, 11/1/41	191	185
Pool #AB5924 3.000%, 8/1/42	307	280
Pool #BL7779 1.460%, 8/1/30	980	858
Pool #BN4542 4.500%, 2/1/49	62	61
Pool #BO1277 3.000%, 7/1/49	159	140
Pool #BT7914 5.000%, 10/1/52	264	264
Pool #BV3044 3.000%, 2/1/52	268	239
Pool #BY8494 5.500%, 8/1/53	135	137
Pool #CA4166 3.500%, 9/1/49	262	240
Pool #CA5122 3.000%, 2/1/50	152	136
Pool #CB3110 2.500%, 3/1/47	369	317
Pool #CB3630 4.000%, 5/1/52	342	323
Pool #CB3875 3.500%, 6/1/47	418	385
Pool #FA0011 6.000%, 12/1/54	1,286	1,324
Pool #FM4735 3.000%, 4/1/47	1,772	1,592
	Par Value	Value

Agency—continued
Pool #FM5810 3.000%, 1/1/51	$2,287	$2,013
Pool #FM7290 3.000%, 5/1/51	151	135
Pool #FM8210 3.000%, 4/1/50	161	144
Pool #FP0050 3.500%, 10/1/50	2,649	2,427
Pool #FS2249 5.000%, 6/1/52	953	949
Pool #FS2692 5.000%, 8/1/52	421	420
Pool #FS3262 4.000%, 10/1/46	458	447
Pool #FS3687 5.000%, 11/1/52	410	411
Pool #FS7629 5.500%, 4/1/54	2,428	2,468
Pool #MA4600 3.500%, 5/1/52	196	180
Government National Mortgage Association
Pool #783745 3.500%, 3/15/43	485	447
Pool #786795 6.000%, 7/20/53	1,335	1,374
Pool #787186 6.000%, 10/20/53	295	301
Pool #787394 5.500%, 5/20/54	461	468
Pool #CR3025 5.500%, 12/20/52	186	188
Pool #CS2411 6.000%, 3/20/53	21	21
Pool #CS5448 6.000%, 1/20/53	281	289
Pool #CS7736 6.000%, 4/20/53	109	112
Pool #MA8151 4.500%, 7/20/52	554	542
Pool #MA8201 4.500%, 8/20/52	831	812
Pool #MA8347 4.500%, 10/20/52	65	64
Total Mortgage-Backed Securities (Identified Cost $43,097)		43,307

Asset-Backed Securities—5.9%
Automobiles—2.2%
Ford Credit Auto Owner Trust 2023-1, A 144A 4.850%, 8/15/35(2)	820	834
Honda Auto Receivables Owner Trust 2025-2, A4 4.280%, 8/15/31	175	176
Nissan Master Owner Trust Receivables 2024-B, A 144A 5.050%, 2/15/29(2)	640	648
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Oscar U.S. Funding XVII LLC 2024-2A, A3 144A 4.470%, 3/12/29(2)	$705	$707
Toyota Auto Loan Extended Note Trust 2025-1A, A 144A 4.650%, 5/25/38(2)	395	403
		2,768

Credit Card—2.2%
American Express Credit Account Master Trust
2024-2, A 5.240%, 4/15/31	205	214
2025-5, A 4.510%, 7/15/32	195	199
Barclays Dryrock Issuance Trust 2025-1, A 3.970%, 7/15/31	485	484
Capital One Multi-Asset Execution Trust 2024-A1, A 3.920%, 9/15/29	340	340
Citibank Credit Card Issuance Trust 2025-A2, A 4.490%, 6/21/32	485	493
Synchrony Card Funding LLC 2024-A1, A 5.040%, 3/15/30	288	292
World Financial Network Credit Card Master Trust 2024-A, A 5.470%, 2/15/31	630	644
		2,666

Other—1.5%
PSNH Funding LLC 2018-1, A3 3.814%, 2/1/35	100	98
T-Mobile U.S. Trust 2025-1A, A 144A 4.740%, 11/20/29(2)	540	547
Vantage Data Centers LLC 2020-2A, A2 144A 1.992%, 9/15/45(2)	240	228
Verizon Master Trust
2024-7, A 144A 4.350%, 8/20/32(2)	450	454
2025-4, A 144A 4.760%, 3/21/33(2)	450	461
		1,788

Total Asset-Backed Securities (Identified Cost $7,159)		7,222

Corporate Bonds and Notes—18.0%
Consumer Discretionary—1.2%
BorgWarner, Inc. 5.400%, 8/15/34	267	276
	Par Value	Value

Consumer Discretionary—continued
Daimler Truck Finance North America LLC 144A 2.500%, 12/14/31(2)	$332	$294
Ford Motor Co. 3.250%, 2/12/32	230	201
Hyundai Capital America 144A 5.700%, 6/26/30(2)	460	480
Tapestry, Inc. 5.500%, 3/11/35	281	287
		1,538

Consumer Staples—1.1%
PepsiCo, Inc. 4.650%, 2/15/53	1,028	922
Philip Morris International, Inc.
4.875%, 2/13/29	234	239
5.375%, 2/15/33	242	253
		1,414

Energy—1.5%
Boardwalk Pipelines LP
4.450%, 7/15/27	150	150
3.400%, 2/15/31	222	208
BP Capital Markets America, Inc. 4.812%, 2/13/33	388	393
Energy Transfer LP 6.200%, 4/1/55	480	483
Targa Resources Corp. 4.200%, 2/1/33	316	300
Williams Cos., Inc. (The) 3.500%, 10/15/51	367	261
		1,795

Financials—7.7%
AerCap Ireland Capital DAC 3.000%, 10/29/28	300	289
American Express Co. 6.338%, 10/30/26	303	303
Amrize Finance U.S. LLC 144A 5.400%, 4/7/35(2)	285	294
Avolon Holdings Funding Ltd. 144A 5.375%, 5/30/30(2)	285	292
Bank of America Corp.
2.087%, 6/14/29	354	335
2.572%, 10/20/32	512	459
Brown & Brown, Inc. 6.250%, 6/23/55	245	258
Centerpoint Energy Restoration Bond Co. II LLC Series A-2 4.826%, 6/15/39	345	343
Consumers 2023 Securitization Funding LLC Series A2 5.210%, 9/1/31	340	350
	Par Value	Value

Financials—continued
Enact Holdings, Inc. 6.250%, 5/28/29	$212	$222
Essent Group Ltd. 6.250%, 7/1/29	238	249
Gallagher (Arthur J.) & Co. 4.850%, 12/15/29	197	201
Goldman Sachs Group, Inc. (The) 1.542%, 9/10/27	764	745
JPMorgan Chase & Co.
1.578%, 4/22/27	94	93
5.576%, 7/23/36	491	509
KeyBank N.A. 4.390%, 12/14/27	500	503
Morgan Stanley 1.593%, 5/4/27	936	921
NYSEG Storm Funding LLC Series A-3 5.162%, 5/1/35	240	243
PG&E Wildfire Recovery Funding LLC
Series A-2 4.263%, 6/1/38	316	302
Series A-2 4.722%, 6/1/39	390	386
PNC Financial Services Group, Inc. (The)
6.615%, 10/20/27	368	377
5.222%, 1/29/31	264	273
Radian Group, Inc. 6.200%, 5/15/29	232	242
Sigeco Securitization I LLC Series A1 5.026%, 11/15/38	116	119
U.S. Bancorp
5.046%, 2/12/31	164	168
5.678%, 1/23/35	260	274
Wells Fargo & Co.
3.526%, 3/24/28	457	453
3.350%, 3/2/33	273	254
		9,457

Health Care—1.7%
AbbVie, Inc. 4.250%, 11/21/49	627	528
Amgen, Inc.
5.250%, 3/2/33	494	512
5.650%, 3/2/53	276	275
Pfizer Investment Enterprises Pte Ltd. 5.300%, 5/19/53	787	761
		2,076

Industrials—2.7%
Aircastle Ltd. 144A 5.950%, 2/15/29(2)	209	218
BAE Systems plc 144A 5.300%, 3/26/34(2)	400	414
Ferguson Enterprises, Inc. 5.000%, 10/3/34	485	488
GATX Corp. 5.500%, 6/15/35	397	410
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Industrials—continued
Owens Corning 5.950%, 6/15/54	$326	$336
Republic Services, Inc. 5.150%, 3/15/35	286	295
United Airlines Pass-Through-Trust 2020-1, A 5.875%, 4/15/29	311	320
United Parcel Service, Inc. 5.050%, 3/3/53	618	571
Veralto Corp. 5.450%, 9/18/33	304	318
		3,370

Information Technology—1.1%
Dell International LLC 3.450%, 12/15/51	518	364
Motorola Solutions, Inc. 5.550%, 8/15/35	343	358
NetApp, Inc. 5.700%, 3/17/35	557	582
		1,304

Materials—0.2%
Martin Marietta Materials, Inc. 5.150%, 12/1/34	264	269
Utilities—0.8%
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	368	249
	Par Value	Value

Utilities—continued
Kansas Gas Service Securitization I LLC 5.486%, 8/1/34	$384	$399
Southern Co. (The) Series A 3.700%, 4/30/30	383	373
		1,021

Total Corporate Bonds and Notes (Identified Cost $22,052)		22,244

Total Long-Term Investments—98.9% (Identified Cost $121,159)		121,918

	Shares	Value
Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(3)(4)	2,831,713	$2,832
Total Securities Lending Collateral (Identified Cost $2,832)		2,832

TOTAL INVESTMENTS—101.2% (Identified Cost $123,991)		$124,750
Other assets and liabilities, net—(1.2)%		(1,481)
NET ASSETS—100.0%		$123,269

Abbreviations:
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to
a value of $6,274 or 5.1% of net assets.

(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$49,145	$—	$49,145
Mortgage-Backed Securities	43,307	—	43,307
Asset-Backed Securities	7,222	—	7,222
Corporate Bonds and Notes	22,244	—	22,244
Securities Lending Collateral	2,832	2,832	—
Total Investments	$124,750	$2,832	$121,918
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS Seix Core Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.